Income taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Domestic
Income from operations	$ 65,164
Income tax benefit (expense)	0
Net income - Domestic	65,164
Foreign
Income from operations	172,802
Income tax benefit (expense)	(6,024)
Net income - Foreign	166,778
Net income	$ 231,942	$ 216,316	$ 225,492